Cash and Interest Bearing Deposits with Banks - Disclosure of Cash and Interest Bearing Deposits with Banks (Detail) - CAD ($) $ in Millions		Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Cash and interest bearing deposits with banks [abstract]
Cash and deposits with banks	[1]	$ 55,926		$ 47,598
Cheques and other items in transit, net		1,482		1,205
Total cash and cash equivalents		$ 57,408	[2]	$ 48,803	$ 42,142	$ 32,599

[1]	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.
[2]	Certain comparative figures have been reclassified to conform with the current year’s presentation.